ProShares Merger ETF Average Annual Total Returns		12 Months Ended		39 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024
S&P Merger Arbitrage Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.38%			3.72%	3.15%
S&P Total Market Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.87%	[1],[2]	9.82%	13.77% [1]	12.47% [1]
None
Prospectus [Line Items]
Average Annual Return, Percent		5.43%			2.74%	2.25%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.23%			2.29%	1.93%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.35%			1.97%	1.66%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.